Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2018
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	$ 6,285	$ 334,718	$ 389,705	$ 6,026	$ 1,097
Held-to-maturity investments:
Total Assets	627,477
Convertible notes payable derivative liabilities	8,351				$ 2,068
Total Liabilities	8,351
Treasury securities [Member]
Held-to-maturity investments:
Held-to-maturity investments			149,995
Commercial paper [Member]
Held-to-maturity investments:
Held-to-maturity investments			37,948
Corporate bonds and notes [Member]
Held-to-maturity investments:
Held-to-maturity investments			49,829
Level I [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents			389,705
Held-to-maturity investments:
Total Assets	389,705
Convertible notes payable derivative liabilities
Total Liabilities
Level I [Member] | Treasury securities [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level I [Member] | Commercial paper [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level I [Member] | Corporate bonds and notes [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level II [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Held-to-maturity investments:
Total Assets	237,772
Convertible notes payable derivative liabilities
Total Liabilities
Level II [Member] | Treasury securities [Member]
Held-to-maturity investments:
Held-to-maturity investments			149,995
Level II [Member] | Commercial paper [Member]
Held-to-maturity investments:
Held-to-maturity investments			37,948
Level II [Member] | Corporate bonds and notes [Member]
Held-to-maturity investments:
Held-to-maturity investments			49,829
Level III [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Held-to-maturity investments:
Total Assets
Convertible notes payable derivative liabilities	8,351
Total Liabilities	$ 8,351
Level III [Member] | Treasury securities [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level III [Member] | Commercial paper [Member]
Held-to-maturity investments:
Held-to-maturity investments
Level III [Member] | Corporate bonds and notes [Member]
Held-to-maturity investments:
Held-to-maturity investments